NOTES RECEIVABLE	12 Months Ended
Mar. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE D - NOTES RECEIVABLE

Notes receivable at March 31, 2012 and 2011 consist of advance installments of $230,663 and $429,038 , respectively, of capital contributions to operating limited partnerships. The notes are comprised of noninterest bearing and interest bearing notes with rates ranging from prime to prime + 1.00%. Prime was 3.25% as of March 31, 2012 and 2011. These notes are secured by future installments of capital contributions or paid upon demand. The notes at March 31, 2012 and 2011 by series are as follows:

	2012	2011

Series 47	$-	$-
Series 48	-	168,628
Series 49	230,663	260,410

	$230,663	$429,038